Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.1%
Security	Principal Amount (000's omitted)	Value
Education — 6.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 987,940
Bethlehem Area School District Authority, PA, 3.908%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,267,271
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,227,225
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	250,875
		$ 4,733,311
Electric Utilities — 7.3%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 825,955
5.00%, 11/1/31	900	995,994
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,263,904
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,672,324
Seattle, WA, Municipal Light and Power Revenue, 4.02%, (SIFMA + 0.25%), 5/1/45(1)	500	488,000
		$ 5,246,177
General Obligations — 25.1%
Bexar County, TX, 3.00%, 6/15/30	$2,350	$ 2,280,134
California, 2.85%, 12/1/32	500	463,660
Columbia School District, MO, 2.10%, 3/1/27	500	471,255
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	486,024
0.00%, 6/15/27	325	290,693
0.00%, 6/15/28	310	267,735
0.00%, 6/15/30	155	124,684
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,486
Forest Lake, MN, 2.15%, 2/1/27	300	283,956
Frisco, TX, 2.00%, 2/15/33	415	345,110
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	969,930
Illinois, 5.00%, 3/1/25	1,750	1,764,892
Lakeland, FL, 5.00%, 10/1/24	50	50,240
Lewisville, TX, 2.75%, 2/15/33	1,530	1,371,293
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,578
Loudoun County, VA, 1.625%, 12/1/34	1,000	766,900
Marathon County, WI, 2.00%, 2/1/32	985	822,938
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Carolina, 2.00%, 6/1/33	$1,365	$ 1,132,991
Orange County, NC, 2.875%, 2/1/32	450	424,962
Pennsylvania, 4.00%, 5/1/32	500	524,720
Rochester, MN, 1.25%, 2/1/31	310	250,694
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,171,470
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	189,574
Somerville, MA, 1.75%, 10/15/33	3,000	2,403,930
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	294,081
5.00%, 4/1/28	300	320,979
5.00%, 4/1/30	135	149,125
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	67,075
0.00%, 6/15/26	20	18,481
0.00%, 6/15/27	150	133,797
		$18,047,387
Hospital — 5.3%
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	$25	$ 25,013
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.80%, 10/1/45(2)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,060,900
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,274
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,693
University of Colorado Hospital Authority:
(SPA: TD Bank, N.A.), 3.80%, 11/15/35(2)	1,000	1,000,000
(SPA: TD Bank, N.A.), 3.80%, 11/15/39(2)	1,000	1,000,000
		$ 3,851,880
Housing — 17.8%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$480	$ 497,270
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	925	965,783
New York Mortgage Agency, 2.10%, 10/1/28	135	122,872
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 3.78%, 7/1/36(2)	3,405	3,405,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	725	759,590

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	$1,000	$ 1,090,800
Pennsylvania Housing Finance Agency, SFMR:
2.10%, 4/1/28	915	850,886
(SPA: TD Bank, N.A.), 3.80%, 10/1/50(2)	1,000	1,000,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	1,000	1,092,500
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,032,070
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,910	2,015,527
		$12,832,298
Insured - General Obligations — 1.5%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$1,210	$ 1,047,001
		$ 1,047,001
Insured - Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 181,899
		$ 181,899
Insured - Special Tax Revenue — 0.0%(3)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,051
		$ 10,051
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 65,408
		$ 65,408
Lease Revenue/Certificates of Participation — 0.3%
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	$250	$ 246,510
		$ 246,510
Other Revenue — 8.7%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 830,449
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	2,000	1,985,760
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	$255	$ 260,488
5.00%, 12/1/28	470	479,677
5.00%, 12/1/29	600	611,244
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,100,600
		$ 6,268,218
Senior Living/Life Care — 1.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	$60	$ 60,197
5.00%, 11/15/25	60	60,608
5.00%, 11/15/29	830	839,885
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,900
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/24	65	64,689
4.00%, 11/15/25	125	123,425
4.00%, 11/15/28	30	29,043
4.00%, 11/15/29	50	48,216
		$ 1,275,963
Special Tax Revenue — 1.7%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.77%, 11/1/38(2)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 10.5%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,575,750
Maryland Department of Transportation, 3.00%, 9/1/32	500	476,935
New York State Thruway Authority, 5.00%, 1/1/30	915	1,014,506
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 3.80%, 12/1/38(2)	3,500	3,500,000
		$ 7,567,191
Water and Sewer — 7.1%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 55,333
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/29	1,500	1,622,055

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	$1,000	$ 1,005,000
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,448,275
		$ 5,130,663
Total Tax-Exempt Municipal Obligations (identified cost $68,121,092)		$67,718,957

Short-Term Investments — 3.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	2,657,676	$ 2,657,676
Total Short-Term Investments (identified cost $2,657,676)		$ 2,657,676
Total Investments — 97.8% (identified cost $70,778,768)		$70,376,633
Other Assets, Less Liabilities — 2.2%		$ 1,605,104
Net Assets — 100.0%		$71,981,737
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
At April 30, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Pennsylvania	14.6%
Texas	11.1%
Others, representing less than 10% individually	68.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 1.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2024.
Affiliated Investments
At April 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,657,676, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,512,016	$8,489,397	$(10,343,737)	$ —	$ —	$2,657,676	$46,227	2,657,676
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$67,718,957	$ —	$67,718,957
Short-Term Investments	2,657,676	—	—	2,657,676
Total Investments	$2,657,676	$67,718,957	$ —	$70,376,633
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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